UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05125
BNY Mellon Variable Investment Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Variable Investment Fund, Appreciation Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$43	0.85%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$203	52	6.67%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
35.0%
Financials
14.9%
Consumer Discretionary
13.5%
Health Care
10.0%
Industrials
8.1%
Communication Services
7.5%
Energy
4.2%
Consumer Staples
4.0%
Investment Companies
1.7%
Materials
1.2%
Real Estate
1.1%
Net Other Assets and Liabilities
-1.2%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0112SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Variable Investment Fund, Appreciation Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$56	1.10%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$203	52	6.67%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0400SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Government Money Market Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio*	$25	0.49%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings
$311	66
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Allocation of Holdings (Based on Net Assets)

Repurchase Agreements
52.3%
U.S. Treasury Bills
19.1%
U.S. Government Agencies Obligations
16.1%
U.S. Treasury Floating Rate Notes
11.6%
U.S. Treasury Notes
2.0%
Net Other Assets and Liabilities
-1.1%

How has the Fund changed?
  BNY Mellon Investment Advisor, Inc. (the “Adviser”) has contractually agreed, from May 1, 2025 through May 1, 2026, to waive receipt of a portion of the Fund’s management fee, in the amount of .20% of the value of the Fund's average daily net assets. On or after May 1, 2026, the Adviser may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since January 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2025 at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information  and portfolio holdings , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0117SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$36	0.70%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$109	111	29.69%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
29.8%
Financials
16.7%
Health Care
11.7%
Industrials
11.3%
Communication Services
9.3%
Consumer Discretionary
7.7%
Energy
4.1%
Materials
3.0%
Consumer Staples
2.0%
Investment Companies
1.9%
Real Estate
1.3%
Utilities
1.1%
Net Other Assets and Liabilities
0.1%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0108SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$48	0.95%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$109	111	29.69%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0402SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$37	0.74%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$289	100	27.44%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Financials
24.7%
Industrials
17.5%
Consumer Discretionary
12.1%
Health Care
10.6%
Information Technology
10.3%
Energy
5.5%
Communication Services
5.1%
Materials
4.2%
Utilities
3.9%
Investment Companies
3.4%
Consumer Staples
2.7%
Net Other Assets and Liabilities*
0.0%

* Amount represents less than 0.1%.

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0121SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$50	0.99%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$289	100	27.44%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than 0.1%.

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0407SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Variable Investment Fund, Appreciation Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Appreciation Portfolio
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Capital Goods — 4.6%
BAE Systems PLC, ADR (a)	36,995	3,887,065
Deere & Co.	1,500	762,735
Eaton Corp. PLC	10,350	3,694,846
Otis Worldwide Corp.	10,030	993,171
		9,337,817
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.	6,885	2,123,334
Verisk Analytics, Inc.	4,520	1,407,980
		3,531,314
Consumer Discretionary Distribution & Retail — 7.3%
Amazon.com, Inc. (b)	58,050	12,735,589
The Home Depot, Inc.	5,695	2,088,015
		14,823,604
Consumer Durables & Apparel — 3.3%
Hermes International SCA	750	2,034,759
LVMH Moet Hennessy Louis Vuitton SE	5,400	2,832,037
NIKE, Inc., Cl. B	25,490	1,810,810
		6,677,606
Consumer Services — 2.9%
Marriott International, Inc., Cl. A	7,690	2,100,985
McDonald’s Corp.	13,020	3,804,053
		5,905,038
Energy — 4.2%
Chevron Corp.	31,445	4,502,609
EOG Resources, Inc.	7,855	939,537
Exxon Mobil Corp.	27,920	3,009,776
		8,451,922
Financial Services — 12.9%
BlackRock, Inc.	4,970	5,214,773
CME Group, Inc.	7,135	1,966,549
Intercontinental Exchange, Inc.	17,520	3,214,394
Mastercard, Inc., Cl. A	7,640	4,293,222
S&P Global, Inc.	8,780	4,629,606
Visa, Inc., Cl. A (a)	19,370	6,877,318
		26,195,862
Food, Beverage & Tobacco — 3.1%
PepsiCo, Inc.	9,400	1,241,176
Philip Morris International, Inc.	14,900	2,713,737
The Coca-Cola Company	31,970	2,261,878
		6,216,791
Health Care Equipment & Services — 4.9%
Abbott Laboratories	23,430	3,186,714
Intuitive Surgical, Inc. (b)	9,090	4,939,597
UnitedHealth Group, Inc.	5,580	1,740,793
		9,867,104
Household & Personal Products — 1.0%
The Procter & Gamble Company	12,235	1,949,280
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Insurance — 2.0%
The Progressive Corp.	15,260	4,072,284
Materials — 1.2%
The Sherwin-Williams Company	7,160	2,458,458
Media & Entertainment — 7.5%
Alphabet, Inc., Cl. C	47,895	8,496,094
Meta Platforms, Inc., Cl. A	9,000	6,642,810
		15,138,904
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AstraZeneca PLC, ADR	33,650	2,351,462
Eli Lilly & Co.	3,200	2,494,496
Novo Nordisk A/S, ADR	53,850	3,716,727
Zoetis, Inc.	11,680	1,821,496
		10,384,181
Real Estate Management & Development — 1.1%
CoStar Group, Inc. (b)	26,405	2,122,962
Semiconductors & Semiconductor Equipment — 13.1%
ASML Holding NV	5,985	4,796,319
NVIDIA Corp.	72,125	11,395,029
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,880	4,502,621
Texas Instruments, Inc.	28,205	5,855,922
		26,549,891
Software & Services — 15.5%
Adobe, Inc. (b)	5,470	2,116,234
Gartner, Inc. (b)	3,335	1,348,074
Intuit, Inc.	8,230	6,482,195
Microsoft Corp.	34,650	17,235,256
ServiceNow, Inc. (b)	4,020	4,132,881
		31,314,640
Technology Hardware & Equipment — 6.4%
Apple, Inc.	63,360	12,999,571
Transportation — 1.7%
Canadian Pacific Kansas City Ltd.	24,455	1,938,548
Old Dominion Freight Line, Inc.	9,705	1,575,121
		3,513,669
Total Common Stocks (cost $78,642,675)		201,510,898

1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,207,159)	4.47	1,207,159	1,207,159
4

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $2,276,031)	4.47	2,276,031	2,276,031
Total Investments (cost $82,125,865)		101.2%	204,994,088
Liabilities, Less Cash and Receivables		(1.2%)	(2,389,247)
Net Assets		100.0%	202,604,841

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $9,080,578 and the value of the collateral was
$9,095,863, consisting of cash collateral of $2,276,031 and U.S. Government & Agency securities valued at $6,819,832.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	1,526,575	11,497,839	(11,817,255)	1,207,159	23,525
Investment of Cash Collateral for Securities Loaned - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	-	33,272,617	(30,996,586)	2,276,031	19,869††
Total - 1.7%	1,526,575	44,770,456	(42,813,841)	3,483,190	43,394

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,080,578)—Note 1(c):
Unaffiliated issuers	78,642,675	201,510,898
Affiliated issuers	3,483,190	3,483,190
Cash denominated in foreign currency	5	5
Dividends and securities lending income receivable		83,734
Tax reclaim receivable—Note 1(b)		58,356
Receivable for shares of Beneficial Interest subscribed		17,819
Prepaid expenses		3,417
		205,157,419
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		107,708
Due to Fayez Sarofim & Co., LLC		35,514
Cash overdraft due to Custodian		2,296
Liability for securities on loan—Note 1(c)		2,276,031
Payable for shares of Beneficial Interest redeemed		80,951
Trustees’ fees and expenses payable		1,790
Other accrued expenses		48,288
		2,552,578
Net Assets ($)		202,604,841
Composition of Net Assets ($):
Paid-in capital		65,387,980
Total distributable earnings (loss)		137,216,861
Net Assets ($)		202,604,841

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	160,969,910	41,634,931
Shares Outstanding	4,998,541	1,329,461
Net Asset Value Per Share ($)	32.20	31.32
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $31,969 foreign taxes withheld at source):
Unaffiliated issuers	1,286,767
Affiliated issuers	23,525
Affiliated income net of rebates from securities lending—Note 1(c)	19,869
Interest	8
Total Income	1,330,169
Expenses:
Management fee—Note 3(a)	211,915
Sub-advisory fee—Note 3(a)	518,827
Distribution Plan fees—Note 3(b)	50,119
Professional fees	42,768
Chief Compliance Officer fees—Note 3(b)	15,708
Trustees’ fees and expenses—Note 3(c)	10,351
Prospectus and shareholders’ reports	9,957
Shareholder and regulatory reports service fees—Note 3(b)	6,167
Loan commitment fees—Note 2	1,885
Custodian fees—Note 3(b)	1,506
Shareholder servicing costs—Note 3(b)	1,255
Miscellaneous	6,573
Total Expenses	877,031
Less—reduction in fees due to earnings credits—Note 3(b)	(269)
Net Expenses	876,762
Net Investment Income	453,407
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	14,177,097
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,663,804)
Net Realized and Unrealized Gain (Loss) on Investments	9,513,293
Net Increase in Net Assets Resulting from Operations	9,966,700
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	453,407	747,627
Net realized gain (loss) on investments	14,177,097	30,362,271
Net change in unrealized appreciation (depreciation) on investments	(4,663,804)	(6,424,221)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,966,700	24,685,677
Distributions ($):
Distributions to shareholders:
Initial Shares	(24,490,081)	(12,589,237)
Service Shares	(6,385,219)	(3,255,044)
Total Distributions	(30,875,300)	(15,844,281)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,852,034	4,013,498
Service Shares	1,843,356	5,624,821
Distributions reinvested:
Initial Shares	24,490,081	12,589,237
Service Shares	6,385,219	3,255,044
Cost of shares redeemed:
Initial Shares	(9,975,504)	(21,069,306)
Service Shares	(4,667,987)	(9,151,807)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	19,927,199	(4,738,513)
Total Increase (Decrease) in Net Assets	(981,401)	4,102,883
Net Assets ($):
Beginning of Period	203,586,242	199,483,359
End of Period	202,604,841	203,586,242
Capital Share Transactions (Shares):
Initial Shares
Shares sold	54,555	111,916
Shares issued for distributions reinvested	826,733	363,719
Shares redeemed	(299,577)	(582,845)
Net Increase (Decrease) in Shares Outstanding	581,711	(107,210)
Service Shares
Shares sold	57,102	159,832
Shares issued for distributions reinvested	221,681	96,391
Shares redeemed	(139,725)	(262,614)
Net Increase (Decrease) in Shares Outstanding	139,058	(6,391)
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Initial Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	36.49	35.03	31.93	53.72	47.18	42.76
Investment Operations:
Net investment income(a)	.08	.15	.24	.23	.23	.33
Net realized and unrealized gain (loss) on investments	1.31	4.16	6.04	(8.53)	11.43	7.99
Total from Investment Operations	1.39	4.31	6.28	(8.30)	11.66	8.32
Distributions:
Dividends from net investment income	(.10 )	(.15 )	(.24 )	(.24 )	(.22 )	(.33 )
Dividends from net realized gain on investments	(5.58)	(2.70)	(2.94)	(13.25)	(4.90)	(3.57)
Total Distributions	(5.68)	(2.85)	(3.18)	(13.49)	(5.12)	(3.90)
Net asset value, end of period	32.20	36.49	35.03	31.93	53.72	47.18
Total Return (%)	5.18 (b)	12.81	20.97	(18.06)	27.13	23.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85 (c)	.85	.85	.83	.80	.81
Ratio of net expenses to average net assets	.85 (c),(d)	.85 (d)	.85 (d)	.83 (d)	.80	.81
Ratio of net investment income to average net assets	.52 (c),(d)	.41 (d)	.73 (d)	.65 (d)	.46	.80
Portfolio Turnover Rate	6.67 (b)	14.25	3.73	8.59	3.81	8.82
Net Assets, end of period ($ x 1,000)	160,970	161,156	158,458	148,683	200,725	298,456

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Service Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	35.64	34.28	31.32	52.96	46.60	42.29
Investment Operations:
Net investment income(a)	.04	.06	.15	.14	.10	.22
Net realized and unrealized gain (loss) on investments	1.27	4.07	5.91	(8.38)	11.26	7.89
Total from Investment Operations	1.31	4.13	6.06	(8.24)	11.36	8.11
Distributions:
Dividends from net investment income	(.05 )	(.07 )	(.16 )	(.15 )	(.10 )	(.23 )
Dividends from net realized gain on investments	(5.58)	(2.70)	(2.94)	(13.25)	(4.90)	(3.57)
Total Distributions	(5.63)	(2.77)	(3.10)	(13.40)	(5.00)	(3.80)
Net asset value, end of period	31.32	35.64	34.28	31.32	52.96	46.60
Total Return (%)	5.09 (b)	12.48	20.67	(18.26)	26.78	23.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10 (c)	1.10	1.10	1.08	1.05	1.06
Ratio of net expenses to average net assets	1.10 (c),(d)	1.10 (d)	1.10 (d)	1.08 (d)	1.05	1.06
Ratio of net investment income to average net assets	.27 (c),(d)	.16 (d)	.48 (d)	.40 (d)	.21	.55
Portfolio Turnover Rate	6.67 (b)	14.25	3.73	8.59	3.81	8.82
Net Assets, end of period ($ x 1,000)	41,635	42,430	41,025	34,513	50,060	136,119

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Appreciation Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	196,644,102	4,866,796††	—	201,510,898
Investment Companies	3,483,190	—	—	3,483,190
	200,127,292	4,866,796	—	204,994,088

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $2,709 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	9,080,578
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(9,080,578)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 were as follows: ordinary income $770,064 and long-term capital gains $15,074,217. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with the Sub-Adviser, the fund pays the Sub-Adviser a monthly sub-advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2025, Service shares were charged $50,119 pursuant to the Distribution Plan.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $762 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $269.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $1,506 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $15,708 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $6,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $86,948, Distribution Plan fees of $8,377, Custodian fees of $1,542, Chief Compliance Officer fees of $4,418, Transfer Agent fees of $256 and Shareholder and regulatory reports service fees of $6,167.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2025, amounted to $13,168,426 and $23,276,767, respectively.
At June 30, 2025, accumulated net unrealized appreciation on investments was $122,868,223, consisting of $123,564,920 gross unrealized appreciation and $696,697 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $26,059.
18

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Fayez Sarofim & Co., LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of large-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all large-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all large-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate investment advisory fee payable to the Adviser and the sub-investment advisory fee payable to the Sub-Adviser) payable by the fund in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by the one fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser by the fund in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund. The Board also received and considered a profitability analysis of the Sub-Adviser in providing services to the fund and concluded that the profitability results were not excessive, given the services and service levels provided by the Sub-Adviser.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the experience of the fund’s portfolio managers and the investment strategy employed for the fund.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
20

●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rates charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
21

© 2025 BNY Mellon Securities Corporation
Code-0112NCSRSA0625

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Government Money Market Portfolio
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 16.1%
Federal Farm Credit Banks:
7/1/2025, Bonds (3 Month SOFR +0.06%)(a)	4.51	1,000,000	1,000,000
7/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.59	2,000,000	2,000,000
7/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.59	400,000	400,000
7/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.59	1,100,000	1,100,000
7/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.59	2,000,000	2,000,000
Federal Home Loan Banks:
7/1/2025, Bonds (3 Month SOFR +0.01%)(a)	4.46	2,000,000	2,000,000
7/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.59	1,000,000	1,000,000
7/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.61	2,000,000	2,000,000
7/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.01%)(a)	4.46	2,000,000	2,000,000
7/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.08%)(a)	4.53	1,000,000	1,000,000
7/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.14%)(a)	4.59	1,000,000	1,000,000
7/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.16%)(a)	4.61	1,000,000	1,000,000
7/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.45	3,000,000	3,000,000
7/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.45	4,000,000	4,000,000
7/8/2025, Notes(b)	4.27	1,000,000	999,181
7/9/2025, Notes(b)	4.27	1,000,000	999,065
7/11/2025, Notes(b)	4.27	700,000	699,181
7/18/2025, Notes(b)	4.30	1,000,000	998,004
7/23/2025, Notes(b)	4.28	1,500,000	1,496,136
8/27/2025, Notes(b)	4.26	1,000,000	993,386
11/5/2025, Notes(b)	4.26	1,100,000	1,083,935
11/13/2025, Notes(b)	4.26	1,000,000	984,494
2/9/2026, Bonds	4.42	2,000,000	2,000,000
3/13/2026, Bonds	4.40	2,000,000	2,000,000
4/15/2026, Bonds	4.33	3,000,000	3,000,000
4/17/2026, Bonds	4.35	1,000,000	1,000,000
4/20/2026, Bonds	4.25	2,100,000	2,100,000
5/22/2026, Bonds	4.25	2,000,000	2,000,000
5/28/2026, Bonds	4.21	2,000,000	2,000,000
6/9/2026, Bonds	4.16	2,100,000	2,100,000
Federal Home Loan Mortgage Corporation: 7/1/2025, Notes (3 Month SOFR +0.12%)(a),(c)	4.57	500,000	500,000
Federal National Mortgage Association:
7/1/2025, Notes (3 Month SOFR +0.10%)(a),(c)	4.55	700,000	700,000
7/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.59	1,000,000	1,000,000
Total U.S. Government Agencies Obligations (cost $50,153,382)			50,153,382
U.S. Treasury Bills — 19.1%
7/1/2025(b)	4.25	2,600,000	2,600,000
10/9/2025(b)	4.10	4,800,000	4,746,667
10/16/2025(b)	4.17	2,000,000	1,975,866
10/21/2025(b)	4.35	3,000,000	2,960,473
10/23/2025(b)	4.16	2,000,000	1,974,350
10/28/2025(b)	4.25	4,000,000	3,944,533
10/30/2025(b)	4.19	4,800,000	4,734,206
11/13/2025(b)	4.23	5,400,000	5,316,808
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 19.1% (continued)
11/28/2025(b)	4.31	7,100,000	6,976,546
12/4/2025(b)	4.28	3,000,000	2,946,050
12/11/2025(b)	4.29	2,600,000	2,551,145
12/18/2025(b)	4.30	2,000,000	1,960,758
12/26/2025(b)	4.21	5,000,000	4,899,381
1/22/2026(b)	4.18	4,000,000	3,908,319
2/19/2026(b)	4.22	2,700,000	2,629,226
3/19/2026(b)	4.12	2,300,000	2,234,217
5/14/2026(b)	4.13	3,100,000	2,992,722
Total U.S. Treasury Bills (cost $59,351,267)			59,351,267
U.S. Treasury Floating Rate Notes — 11.6%
7/1/2025 (3 Month USBMMY +0.10%)(a)	4.38	7,500,000	7,499,878
7/1/2025 (3 Month USBMMY +0.13%)(a)	4.41	4,000,000	3,999,934
7/1/2025 (3 Month USBMMY +0.15%)(a)	4.43	8,000,000	8,000,026
7/1/2025 (3 Month USBMMY +0.16%)(a)	4.44	2,000,000	2,000,000
7/1/2025 (3 Month USBMMY +0.17%)(a)	4.45	3,000,000	3,000,000
7/1/2025 (3 Month USBMMY +0.18%)(a)	4.46	5,300,000	5,296,145
7/1/2025 (3 Month USBMMY +0.21%)(a)	4.49	3,000,000	3,001,287
7/1/2025 (3 Month USBMMY +0.25%)(a)	4.53	3,500,000	3,500,685
Total U.S. Treasury Floating Rate Notes (cost $36,297,955)			36,297,955
U.S. Treasury Notes — 2.0%
10/31/2025	0.25	1,000,000	986,556
11/30/2025	4.88	1,000,000	1,002,031
2/28/2026	4.63	2,100,000	2,104,655
5/31/2026	4.88	1,000,000	1,006,037
6/30/2026	4.63	1,000,000	1,004,494
Total U.S. Treasury Notes (cost $6,103,773)			6,103,773
Repurchase Agreements — 52.3%
ABN Amro Bank, Tri-Party Agreement thru BNY, dated 6/30/2025, due at 7/1/2025 in the amount of $63,007,735, (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.88%, due 5/31/2026-11/15/2042, valued at $64,260,002)	4.42	63,000,000	63,000,000
4

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 52.3% (continued)
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 6/30/2025, due at 7/1/2025 in the amount of $50,006,083, (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 7/3/2025-2/15/2055, valued at $51,006,206)	4.38	50,000,000	50,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust, dated 6/30/2025, due at 7/1/2025 in the amount of $50,006,069, (fully collateralized by: U.S. Treasuries (including strips), 0.62%, due 5/15/2030, valued at $51,000,000)	4.37	50,000,000	50,000,000
Total Repurchase Agreements (cost $163,000,000)			163,000,000
Total Investments (cost $314,906,377)		101.1%	314,906,377
Liabilities, Less Cash and Receivables		(1.1%)	(3,411,532)
Net Assets		100.0%	311,494,845

SOFR—Secured Overnight Financing Rate
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	151,906,377	151,906,377
Repurchase agreements, at value and amortized cost—Note 1(b)	163,000,000	163,000,000
Cash		2,118,532
Receivable for shares of Beneficial Interest subscribed		1,970,457
Interest receivable		650,309
Prepaid expenses		3,732
		319,649,407
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		97,496
Payable for shares of Beneficial Interest redeemed		4,068,857
Payable for investment securities purchased		3,944,533
Trustees’ fees and expenses payable		1,777
Other accrued expenses		41,899
		8,154,562
Net Assets ($)		311,494,845
Composition of Net Assets ($):
Paid-in capital		311,496,059
Total distributable earnings (loss)		(1,214)
Net Assets ($)		311,494,845
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		311,464,785
Net Asset Value Per Share ($)		1.00
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Interest Income	8,024,128
Expenses:
Management fee—Note 2(a)	916,758
Professional fees	44,840
Trustees’ fees and expenses—Note 2(c)	16,446
Chief Compliance Officer fees—Note 2(b)	15,577
Prospectus and shareholders’ reports	9,813
Shareholder and regulatory reports service fees—Note 2(b)	5,667
Custodian fees—Note 2(b)	4,206
Shareholder servicing costs—Note 2(b)	482
Miscellaneous	5,715
Total Expenses	1,019,504
Less—reduction in expenses due to undertaking—Note 2(a)	(125,303)
Less—reduction in fees due to earnings credits—Note 2(b)	(66)
Net Expenses	894,135
Net Investment Income, representing net increase in net assets resulting from operations	7,129,993
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	7,129,993	15,093,236
Net realized gain (loss) on investments	-	384
Net Increase (Decrease) in Net Assets Resulting from Operations	7,129,993	15,093,620
Distributions ($):
Distributions to shareholders	(7,129,993)	(15,093,272)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	597,430,009	1,076,574,101
Distributions reinvested	7,129,993	15,090,265
Cost of shares redeemed	(632,914,534)	(1,065,468,791)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(28,354,532)	26,195,575
Total Increase (Decrease) in Net Assets	(28,354,532)	26,195,923
Net Assets ($):
Beginning of Period	339,849,377	313,653,454
End of Period	311,494,845	339,849,377
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.046	.045	.013	.000 (a)	.002
Distributions:
Dividends from net investment income	(.019 )	(.046 )	(.045 )	(.013 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.95 (b)	4.74	4.59	1.26	.01	.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56 (c)	.56	.56	.55	.55	.56
Ratio of net expenses to average net assets	.49 (c),(d),(e)	.56 (e)	.56 (e)	.42 (d),(e)	.05 (d)	.26 (d)
Ratio of net investment income to average net assets	3.89 (c),(d),(e)	4.63 (e)	4.53 (e)	1.25 (d),(e)	.01 (d)	.17 (d)
Net Assets, end of period ($ x 1,000)	311,495	339,849	313,653	281,512	289,479	241,270

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Government Money Market Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investment Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.  BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	50,153,382	—	50,153,382
U.S. Treasury Bills	—	59,351,267	—	59,351,267
U.S. Treasury Floating Rate Notes	—	36,297,955	—	36,297,955
U.S. Treasury Notes	—	6,103,773	—	6,103,773
Repurchase Agreements	—	163,000,000	—	163,000,000
	—	314,906,377	—	314,906,377

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	163,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(163,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $1,214 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2024. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 was as follows: ordinary income $15,093,272. The tax character of current year distributions will be determined at the end of the current fiscal year.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return and ratios within the Financial Highlights.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2025 through May 1, 2026, to waive receipt of a portion of the fund’s management fee, in the amount of .20% of the value of the funds average daily net assets. On or after May 1, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses related to fee waiver, pursuant to the waiver agreement, amounted to $125,303 during the period ended June 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $286 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $66.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $4,206 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $15,577 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $5,667 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $144,659, Custodian fees of $2,527, Chief Compliance Officer fees of $4,320, Transfer Agent fees of $114 and Shareholder and regulatory reports service fees of $5,667, which are offset against an expense reimbursement currently in effect in the amount of $59,791.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
14

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
15

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $32,023.
16

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of U.S. government money market funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all U.S. government money market funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all U.S. government money market funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was below the Performance Group median for all periods, except for the one- and five-year periods when the fund’s gross total return performance was at or above the Performance Group median, and was below the Performance Universe median for all periods, except for the five-year period when the fund’s gross total return performance was above the Performance Universe median. The Board also considered that the fund’s net total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians in certain periods when the fund’s performance was below median. It was noted that there were only four other funds in the Performance Group.
17

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
18

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
19

© 2025 BNY Mellon Securities Corporation
Code-0117NCSRSA0625

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Growth and Income Portfolio
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.0%
Automobiles & Components — .2%
Ford Motor Co.	20,966	227,481
Banks — 3.8%
Bank of America Corp.	28,560	1,351,459
First Horizon Corp.	32,436	687,643
JPMorgan Chase & Co.	7,231	2,096,340
		4,135,442
Capital Goods — 9.6%
3M Co.	1,508	229,578
AMETEK, Inc.	6,067	1,097,884
Axon Enterprise, Inc. (a)	943	780,747
Carlisle Cos., Inc.	1,177	439,492
Ferguson Enterprises, Inc.	2,388	519,987
GE Vernova, Inc.	1,642	868,864
Honeywell International, Inc.	1,459	339,772
Howmet Aerospace, Inc.	6,551	1,219,338
Hubbell, Inc.	4,666	1,905,641
Johnson Controls International PLC	3,903	412,235
L3Harris Technologies, Inc.	5,521	1,384,888
Trane Technologies PLC	1,530	669,237
Vertiv Holdings Co., Cl. A	4,710	604,811
		10,472,474
Commercial & Professional Services — .6%
Veralto Corp.	6,052	610,949
Consumer Discretionary Distribution & Retail — 5.6%
Amazon.com, Inc. (a)	23,562	5,169,267
Chewy, Inc., Cl. A (a)	11,299	481,563
The TJX Companies, Inc.	4,244	524,092
		6,174,922
Consumer Services — 1.8%
Las Vegas Sands Corp.	13,519	588,212
Planet Fitness, Inc., Cl. A (a)	4,322	471,314
Royal Caribbean Cruises Ltd.	2,926	916,248
		1,975,774
Consumer Staples Distribution & Retail — .5%
Casey’s General Stores, Inc.	1,052	536,804
Energy — 4.1%
Diamondback Energy, Inc.	2,772	380,873
EQT Corp.	18,389	1,072,446
Exxon Mobil Corp.	8,566	923,415
Hess Corp.	1,622	224,712
Marathon Petroleum Corp.	4,556	756,797
Permian Resources Corp.	28,953	394,340
Phillips 66	6,372	760,180
		4,512,763
Equity Real Estate Investment Trusts — .4%
Weyerhaeuser Co. (b)	18,142	466,068
Financial Services — 9.5%
Berkshire Hathaway, Inc., Cl. B (a)	3,330	1,617,614
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.0% (continued)
Financial Services — 9.5% (continued)
Block, Inc. (a)	12,380	840,973
Capital One Financial Corp.	5,015	1,066,991
CME Group, Inc.	3,134	863,793
Intercontinental Exchange, Inc.	5,881	1,078,987
Mastercard, Inc., Cl. A	3,116	1,751,005
Morgan Stanley	2,101	295,947
The Charles Schwab Corp.	6,207	566,327
The Goldman Sachs Group, Inc.	2,662	1,884,031
Voya Financial, Inc.	6,165	437,715
		10,403,383
Food, Beverage & Tobacco — .9%
Freshpet, Inc. (a),(c)	4,770	324,169
Philip Morris International, Inc.	3,623	659,857
		984,026
Health Care Equipment & Services — 6.0%
Alcon AG (c)	13,171	1,162,736
Align Technology, Inc. (a)	1,540	291,568
Baxter International, Inc.	13,287	402,330
Boston Scientific Corp. (a)	5,407	580,766
Dexcom, Inc. (a)	7,223	630,496
Intuitive Surgical, Inc. (a)	1,753	952,598
Labcorp Holdings, Inc.	2,026	531,845
Medtronic PLC	13,988	1,219,334
UnitedHealth Group, Inc.	2,485	775,245
		6,546,918
Household & Personal Products — .7%
Kenvue, Inc.	9,164	191,803
The Estee Lauder Companies, Inc., Cl. A	6,533	527,866
		719,669
Insurance — 3.4%
American International Group, Inc.	10,318	883,118
Aon PLC, Cl. A	2,590	924,008
Assurant, Inc.	5,922	1,169,536
MetLife, Inc.	5,517	443,677
RenaissanceRe Holdings Ltd.	1,362	330,830
		3,751,169
Materials — 3.0%
CRH PLC	10,035	921,213
Crown Holdings, Inc.	4,398	452,906
Freeport-McMoRan, Inc.	13,413	581,453
International Paper Co.	19,573	916,604
Newmont Corp.	6,180	360,047
The Mosaic Company	1,157	42,207
		3,274,430
Media & Entertainment — 7.9%
Alphabet, Inc., Cl. A	8,257	1,455,131
Alphabet, Inc., Cl. C	16,866	2,991,860
Netflix, Inc. (a)	1,163	1,557,408
Omnicom Group, Inc.	3,891	279,919
Reddit, Inc., Cl. A (a)	2,059	310,024
4

Description	Shares	Value ($)
Common Stocks — 98.0% (continued)
Media & Entertainment — 7.9% (continued)
Spotify Technology SA (a)	872	669,120
The Walt Disney Company	11,192	1,387,920
		8,651,382
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
BioNTech SE, ADR (a)	2,539	270,327
Bristol-Myers Squibb Co.	6,829	316,114
Danaher Corp.	5,990	1,183,265
Eli Lilly & Co.	655	510,592
Gilead Sciences, Inc.	2,125	235,599
Illumina, Inc. (a),(c)	4,955	472,757
Insmed, Inc. (a)	2,963	298,196
Johnson & Johnson	9,718	1,484,425
Natera, Inc. (a)	1,832	309,498
Repligen Corp. (a)	3,743	465,554
Zoetis, Inc.	4,070	634,717
		6,181,044
Real Estate Management & Development — .9%
CoStar Group, Inc. (a)	11,873	954,589
Semiconductors & Semiconductor Equipment — 11.1%
Applied Materials, Inc.	3,055	559,279
Broadcom, Inc.	6,121	1,687,254
Micron Technology, Inc.	4,898	603,678
NVIDIA Corp.	58,490	9,240,835
		12,091,046
Software & Services — 12.1%
Atlassian Corp., Cl. A (a)	1,554	315,602
Bentley Systems, Inc., Cl. B	12,255	661,402
Datadog, Inc., Cl. A (a)	4,353	584,738
Dolby Laboratories, Inc., Cl. A	7,950	590,367
HubSpot, Inc. (a)	1,089	606,170
International Business Machines Corp.	1,760	518,813
Intuit, Inc.	1,211	953,820
Microsoft Corp.	11,685	5,812,236
MongoDB, Inc. (a)	2,342	491,797
ServiceNow, Inc. (a)	849	872,840
Shopify, Inc., Cl. A (a)	8,038	927,183
Synopsys, Inc. (a)	1,614	827,466
		13,162,434
Technology Hardware & Equipment — 6.6%
Apple, Inc.	23,468	4,814,929
Cisco Systems, Inc.	26,389	1,830,869
TE Connectivity PLC	3,528	595,068
		7,240,866
Telecommunication Services — 1.4%
AT&T, Inc.	52,010	1,505,168
Transportation — 1.1%
CSX Corp.	27,053	882,740
Delta Air Lines, Inc.	7,073	347,850
		1,230,590
5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.0% (continued)
Utilities — 1.1%
Constellation Energy Corp.	2,441	787,857
Dominion Energy, Inc.	7,579	428,365
		1,216,222
Total Common Stocks (cost $65,290,578)		107,025,613

	1-Day Yield (%)
Investment Companies — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,037,604)	4.47	2,037,604	2,037,604
Total Investments (cost $67,328,182)		99.9%	109,063,217
Cash and Receivables (Net)		.1%	116,362
Net Assets		100.0%	109,179,579

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $1,875,346 and the value of the collateral was
$1,911,172, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	2,468,870	9,988,113	(10,419,379)	2,037,604	36,796
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	4,599,266	(4,599,266)	-	1,180††
Total - 1.9%	2,468,870	14,587,379	(15,018,645)	2,037,604	37,976

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,875,346)—Note 1(c):
Unaffiliated issuers	65,290,578	107,025,613
Affiliated issuers	2,037,604	2,037,604
Receivable for investment securities sold		968,630
Dividends and securities lending income receivable		47,492
Receivable for shares of Beneficial Interest subscribed		19,218
Tax reclaim receivable—Note 1(b)		862
Prepaid expenses		3,018
		110,102,437
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		60,227
Payable for investment securities purchased		759,293
Payable for shares of Beneficial Interest redeemed		50,266
Trustees’ fees and expenses payable		1,360
Other accrued expenses		51,712
		922,858
Net Assets ($)		109,179,579
Composition of Net Assets ($):
Paid-in capital		62,952,168
Total distributable earnings (loss)		46,227,411
Net Assets ($)		109,179,579

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	104,470,595	4,708,984
Shares Outstanding	2,892,971	129,888
Net Asset Value Per Share ($)	36.11	36.25
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $795 foreign taxes withheld at source):
Unaffiliated issuers	576,115
Affiliated issuers	36,796
Affiliated income net of rebates from securities lending—Note 1(c)	1,180
Interest	84
Total Income	614,175
Expenses:
Management fee—Note 3(a)	385,426
Professional fees	42,556
Chief Compliance Officer fees—Note 3(b)	16,547
Prospectus and shareholders’ reports	7,322
Shareholder and regulatory reports service fees—Note 3(b)	6,167
Distribution Plan fees—Note 3(b)	5,566
Trustees’ fees and expenses—Note 3(c)	4,778
Custodian fees—Note 3(b)	4,018
Loan commitment fees—Note 2	1,114
Shareholder servicing costs—Note 3(b)	456
Miscellaneous	4,342
Total Expenses	478,292
Less—reduction in expenses due to undertaking—Note 3(a)	(111,993)
Less—reduction in fees due to earnings credits—Note 3(b)	(95)
Net Expenses	366,204
Net Investment Income	247,971
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,004,917
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	721,854
Net Realized and Unrealized Gain (Loss) on Investments	5,726,771
Net Increase in Net Assets Resulting from Operations	5,974,742
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	247,971	560,392
Net realized gain (loss) on investments	5,004,917	9,239,352
Net change in unrealized appreciation (depreciation) on investments	721,854	11,346,349
Net Increase (Decrease) in Net Assets Resulting from Operations	5,974,742	21,146,093
Distributions ($):
Distributions to shareholders:
Initial Shares	(8,489,686)	(5,582,887)
Service Shares	(375,777)	(239,123)
Total Distributions	(8,865,463)	(5,822,010)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,337,566	2,227,279
Service Shares	1,759	61,706
Distributions reinvested:
Initial Shares	8,489,686	5,582,887
Service Shares	375,777	239,123
Cost of shares redeemed:
Initial Shares	(5,246,598)	(13,340,404)
Service Shares	(222,133)	(566,520)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	4,736,057	(5,795,929)
Total Increase (Decrease) in Net Assets	1,845,336	9,528,154
Net Assets ($):
Beginning of Period	107,334,243	97,806,089
End of Period	109,179,579	107,334,243
Capital Share Transactions (Shares):
Initial Shares
Shares sold	38,449	61,889
Shares issued for distributions reinvested	265,244	163,351
Shares redeemed	(149,793)	(380,155)
Net Increase (Decrease) in Shares Outstanding	153,900	(154,915)
Service Shares
Shares sold	54	1,732
Shares issued for distributions reinvested	11,702	6,986
Shares redeemed	(6,163)	(16,224)
Net Increase (Decrease) in Shares Outstanding	5,593	(7,506)
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Initial Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	37.48	32.32	28.87	41.58	35.68	31.82
Investment Operations:
Net investment income(a)	.09	.19	.20	.25	.18	.23
Net realized and unrealized gain (loss) on investments	1.70	6.95	6.91	(5.47)	8.50	6.17
Total from Investment Operations	1.79	7.14	7.11	(5.22)	8.68	6.40
Distributions:
Dividends from net investment income	(.10 )	(.19 )	(.20 )	(.25 )	(.19 )	(.23 )
Dividends from net realized gain on investments	(3.06)	(1.79)	(3.46)	(7.24)	(2.59)	(2.31)
Total Distributions	(3.16)	(1.98)	(3.66)	(7.49)	(2.78)	(2.54)
Net asset value, end of period	36.11	37.48	32.32	28.87	41.58	35.68
Total Return (%)	5.86 (b)	22.73	26.69	(14.81)	25.63	24.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92 (c)	.93	.93	.91	.91	.93
Ratio of net expenses to average net assets(d)	.70 (c),(e)	.70 (e)	.70 (e)	.73 (e)	.80	.82
Ratio of net investment income to average net assets(d)	.49 (c),(e)	.55 (e)	.67 (e)	.79 (e)	.47	.77
Portfolio Turnover Rate	29.69 (b)	43.38	50.51	67.86	53.70	66.45
Net Assets, end of period ($ x 1,000)	104,471	102,659	93,532	81,555	106,015	91,818

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Service Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	37.61	32.43	28.95	41.68	35.76	31.88
Investment Operations:
Net investment income(a)	.04	.10	.13	.17	.09	.16
Net realized and unrealized gain (loss) on investments	1.71	6.97	6.93	(5.49)	8.51	6.19
Total from Investment Operations	1.75	7.07	7.06	(5.32)	8.60	6.35
Distributions:
Dividends from net investment income	(.05 )	(.10 )	(.12 )	(.17 )	(.09 )	(.16 )
Dividends from net realized gain on investments	(3.06)	(1.79)	(3.46)	(7.24)	(2.59)	(2.31)
Total Distributions	(3.11)	(1.89)	(3.58)	(7.41)	(2.68)	(2.47)
Net asset value, end of period	36.25	37.61	32.43	28.95	41.68	35.76
Total Return (%)	5.73 (b)	22.41	26.35	(15.03)	25.31	24.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17 (c)	1.18	1.18	1.16	1.16	1.18
Ratio of net expenses to average net assets(d)	.95 (c),(e)	.95 (e)	.95 (e)	.98 (e)	1.05	1.07
Ratio of net investment income to average net assets(d)	.24 (c),(e)	.30 (e)	.42 (e)	.54 (e)	.22	.52
Portfolio Turnover Rate	29.69 (b)	43.38	50.51	67.86	53.70	66.45
Net Assets, end of period ($ x 1,000)	4,709	4,675	4,274	3,849	4,936	4,778

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Growth and Income Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	107,025,613	—	—	107,025,613
Investment Companies	2,037,604	—	—	2,037,604
	109,063,217	—	—	109,063,217

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $161 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	1,875,346
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,875,346)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 were as follows: ordinary income $549,931 and long-term capital gains $5,272,079. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $111,993 during the period ended June 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2025, Service shares were charged $5,566 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $256 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $95.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $4,018 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $16,547 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $6,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $65,261, Distribution Plan fees of $943, Custodian fees of $2,287, Chief Compliance Officer fees of $4,744, Transfer Agent fees of $85 and Shareholder and regulatory reports service fees of $6,167, which are offset against an expense reimbursement currently in effect in the amount of $19,260.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2025, amounted to $30,578,466 and $34,256,692, respectively.
At June 30, 2025, accumulated net unrealized appreciation on investments was $41,735,035, consisting of $43,318,592 gross unrealized appreciation and $1,583,557 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $21,325.
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of multi-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all multi-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all multi-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the three- and ten-year periods, a five star rating for the five-year period, and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
20

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the rate pursuant to the Agreement for both investment advisory and administration services) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
22

© 2025 BNY Mellon Securities Corporation
Code-0108NCSRSA0625

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Initial Shares
Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Opportunistic Small Cap Portfolio
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.6%
Automobiles & Components — .5%
Visteon Corp. (a)	16,811	1,568,466
Banks — 14.4%
Banc of California, Inc.	193,796	2,722,834
BankUnited, Inc.	78,869	2,806,948
Columbia Banking System, Inc.	163,890	3,831,748
First Busey Corp.	121,706	2,785,242
First Horizon Corp.	295,244	6,259,173
First Merchants Corp.	82,718	3,168,099
Metropolitan Bank Holding Corp. (a)	20,747	1,452,290
Origin Bancorp, Inc.	50,601	1,808,480
Seacoast Banking Corp. of Florida	179,162	4,948,454
SouthState Corp.	35,263	3,245,254
Synovus Financial Corp.	63,783	3,300,770
Texas Capital Bancshares, Inc. (a)	65,713	5,217,612
		41,546,904
Capital Goods — 11.7%
Enerpac Tool Group Corp.	80,012	3,245,287
EnerSys	21,087	1,808,632
Enpro, Inc.	12,711	2,434,792
Flowserve Corp.	79,327	4,152,768
Fluor Corp. (a)	96,895	4,967,806
Gates Industrial Corp. PLC (a)	172,124	3,964,016
Janus International Group, Inc. (a)	257,592	2,096,799
Matrix Service Co. (a)	107,188	1,448,110
MYR Group, Inc. (a)	17,662	3,204,770
The Middleby Corp. (a)	14,479	2,084,976
Valmont Industries, Inc.	13,702	4,474,662
		33,882,618
Commercial & Professional Services — 3.0%
ACV Auctions, Inc., Cl. A (a)	164,547	2,668,952
KBR, Inc.	63,202	3,029,904
The Brink’s Company	34,175	3,051,486
		8,750,342
Consumer Discretionary Distribution & Retail — 1.6%
Arhaus, Inc. (a),(b)	170,904	1,481,738
Ollie’s Bargain Outlet Holdings, Inc. (a),(b)	23,693	3,122,263
		4,604,001
Consumer Durables & Apparel — 4.5%
Cavco Industries, Inc. (a)	3,436	1,492,702
Figs, Inc., Cl. A (a)	343,462	1,937,126
Levi Strauss & Co., Cl. A	124,275	2,297,845
Malibu Boats, Inc., Cl. A (a),(b)	77,063	2,415,154
Meritage Homes Corp.	21,753	1,456,798
The Lovesac Company (a),(b)	58,991	1,073,636
YETI Holdings, Inc. (a)	71,230	2,245,170
		12,918,431
Consumer Services — 5.4%
Genius Sports Ltd. (a)	751,154	7,812,002

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Consumer Services — 5.4% (continued)
Perdoceo Education Corp.	104,011	3,400,119
Six Flags Entertainment Corp. (b)	35,205	1,071,288
The Cheesecake Factory, Inc. (b)	55,630	3,485,776
		15,769,185
Energy — 5.5%
Centrus Energy Corp., Cl. A (a),(b)	14,085	2,580,090
CNX Resources Corp. (a),(b)	89,779	3,023,757
Crescent Energy Co., Cl. A	383,898	3,301,523
Liberty Energy, Inc.	124,485	1,429,088
PBF Energy, Inc., Cl. A	86,487	1,874,173
Viper Energy, Inc.	98,364	3,750,619
		15,959,250
Financial Services — 8.3%
Essent Group Ltd.	51,855	3,149,154
Euronet Worldwide, Inc. (a)	24,621	2,496,077
HA Sustainable Infrastructure Capital, Inc. (b)	80,537	2,163,224
Marex Group PLC	49,324	1,946,818
PennyMac Financial Services, Inc.	24,168	2,408,099
PJT Partners, Inc., Cl. A (b)	26,180	4,319,962
SLM Corp.	131,968	4,327,231
Voya Financial, Inc.	43,535	3,090,985
		23,901,550
Food, Beverage & Tobacco — 1.8%
J & J Snack Foods Corp.	15,182	1,721,791
Nomad Foods Ltd.	213,821	3,632,819
		5,354,610
Health Care Equipment & Services — 5.2%
Acadia Healthcare Co., Inc. (a)	78,418	1,779,304
Addus HomeCare Corp. (a)	12,476	1,437,111
Certara, Inc. (a)	140,437	1,643,113
Envista Holdings Corp. (a),(b)	88,216	1,723,741
Evolent Health, Inc., Cl. A (a)	183,941	2,071,176
Privia Health Group, Inc. (a)	189,101	4,349,323
The Ensign Group, Inc.	12,917	1,992,576
		14,996,344
Household & Personal Products — .9%
Spectrum Brands Holdings, Inc.	47,434	2,514,002
Insurance — 2.1%
Oscar Health, Inc., Cl. A (a),(b)	68,962	1,478,545
The Baldwin Insurance Group, Inc. (a),(b)	105,211	4,504,083
		5,982,628
Materials — 4.2%
Alamos Gold, Inc., Cl. A	203,936	5,416,540
Alcoa Corp.	73,572	2,171,110
Knife River Corp. (a)	30,506	2,490,510
Methanex Corp.	41,220	1,364,382
Tronox Holdings PLC	130,100	659,607
		12,102,149
Media & Entertainment — 5.1%
John Wiley & Sons, Inc., Cl. A	89,881	4,011,389

Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Media & Entertainment — 5.1% (continued)
Magnite, Inc. (a),(b)	386,773	9,328,965
Starz Entertainment Corp. (a),(b)	82,620	1,327,703
		14,668,057
Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
Alkermes PLC (a)	88,227	2,524,175
Insmed, Inc. (a)	78,510	7,901,246
Mirum Pharmaceuticals, Inc. (a)	47,583	2,421,499
Soleno Therapeutics, Inc. (a)	33,486	2,805,457
		15,652,377
Semiconductors & Semiconductor Equipment — 2.6%
Cohu, Inc. (a)	83,878	1,613,813
Ichor Holdings Ltd. (a)	80,927	1,589,406
Synaptics, Inc. (a)	52,850	3,425,737
Ultra Clean Holdings, Inc. (a)	39,904	900,633
		7,529,589
Software & Services — 3.6%
Blackbaud, Inc. (a)	27,528	1,767,573
Dolby Laboratories, Inc., Cl. A	45,912	3,409,425
JFrog Ltd. (a)	64,200	2,817,096
Pagaya Technologies Ltd., Cl. A (a),(b)	112,692	2,402,594
		10,396,688
Technology Hardware & Equipment — 4.1%
Advanced Energy Industries, Inc.	11,117	1,473,003
Belden, Inc.	24,733	2,864,081
Corsair Gaming, Inc. (a)	147,287	1,388,916
Lumentum Holdings, Inc. (a),(b)	19,296	1,834,278
nLight, Inc. (a)	93,008	1,830,397
Viavi Solutions, Inc. (a)	247,037	2,487,663
		11,878,338
Transportation — 2.8%
SkyWest, Inc. (a)	48,495	4,993,530
Sun Country Airlines Holdings, Inc. (a)	259,104	3,044,472
		8,038,002
Utilities — 3.9%
Clearway Energy, Inc., Cl. C	182,951	5,854,432
ONE Gas, Inc.	44,022	3,163,421
TXNM Energy, Inc.	42,836	2,412,524
		11,430,377
Total Common Stocks (cost $226,308,963)		279,443,908
Exchange-Traded Funds — 2.3%
Registered Investment Companies — 2.3%
iShares Russell 2000 ETF(b) (cost $5,551,639)	30,837	6,654,316

1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $2,269,242)	4.47	2,269,242	2,269,242

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $779,719)	4.47	779,719	779,719
Total Investments (cost $234,909,563)		100.0%	289,147,185
Cash and Receivables (Net)		(.0%)	32,776
Net Assets		100.0%	289,179,961

ETF—Exchange-Traded Fund

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $43,600,463 and the value of the collateral was
$43,300,637, consisting of cash collateral of $779,719 and U.S. Government & Agency securities valued at $42,520,918.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	9,029,620	24,692,181	(31,452,559)	2,269,242	114,542
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	5,182,402	47,747,368	(52,150,051)	779,719	24,409††
Total - 1.1%	14,212,022	72,439,549	(83,602,610)	3,048,961	138,951

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $43,600,463)—Note 1(c):
Unaffiliated issuers	231,860,602	286,098,224
Affiliated issuers	3,048,961	3,048,961
Receivable for investment securities sold		930,578
Dividends and securities lending income receivable		174,611
Receivable for shares of Beneficial Interest subscribed		4,319
Prepaid expenses		6,354
		290,263,047
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		165,632
Liability for securities on loan—Note 1(c)		779,719
Payable for shares of Beneficial Interest redeemed		62,930
Trustees’ fees and expenses payable		3,588
Other accrued expenses		71,217
		1,083,086
Net Assets ($)		289,179,961
Composition of Net Assets ($):
Paid-in capital		251,507,814
Total distributable earnings (loss)		37,672,147
Net Assets ($)		289,179,961

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	270,677,709	18,502,252
Shares Outstanding	6,099,563	446,902
Net Asset Value Per Share ($)	44.38	41.40
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,707 foreign taxes withheld at source):
Unaffiliated issuers	1,673,656
Affiliated issuers	114,542
Affiliated income net of rebates from securities lending—Note 1(c)	24,409
Interest	66
Total Income	1,812,673
Expenses:
Management fee—Note 3(a)	1,023,387
Professional fees	43,829
Prospectus and shareholders’ reports	22,952
Distribution Plan fees—Note 3(b)	21,872
Chief Compliance Officer fees—Note 3(b)	16,147
Trustees’ fees and expenses—Note 3(c)	12,312
Shareholder and regulatory reports service fees—Note 3(b)	6,167
Custodian fees—Note 3(b)	4,082
Loan commitment fees—Note 2	3,401
Shareholder servicing costs—Note 3(b)	701
Miscellaneous	13,152
Total Expenses	1,168,002
Less—reduction in expenses due to undertaking—Note 3(a)	(136,493)
Less—reduction in fees due to earnings credits—Note 3(b)	(157)
Net Expenses	1,031,352
Net Investment Income	781,321
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,311,220)
Net change in unrealized appreciation (depreciation) on investments	9,832,377
Net Realized and Unrealized Gain (Loss) on Investments	6,521,157
Net Increase in Net Assets Resulting from Operations	7,302,478
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	781,321	1,865,608
Net realized gain (loss) on investments	(3,311,220)	(1,957,956)
Net change in unrealized appreciation (depreciation) on investments	9,832,377	13,053,052
Net Increase (Decrease) in Net Assets Resulting from Operations	7,302,478	12,960,704
Distributions ($):
Distributions to shareholders:
Initial Shares	(1,767,386)	(1,839,973)
Service Shares	(83,835)	(91,085)
Total Distributions	(1,851,221)	(1,931,058)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,704,960	9,518,080
Service Shares	584,056	969,954
Distributions reinvested:
Initial Shares	1,767,386	1,839,973
Service Shares	83,835	91,085
Cost of shares redeemed:
Initial Shares	(9,087,508)	(23,245,617)
Service Shares	(959,512)	(1,971,350)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,906,783)	(12,797,875)
Total Increase (Decrease) in Net Assets	2,544,474	(1,768,229)
Net Assets ($):
Beginning of Period	286,635,487	288,403,716
End of Period	289,179,961	286,635,487
Capital Share Transactions (Shares):
Initial Shares
Shares sold	113,194	225,007
Shares issued for distributions reinvested	43,813	44,498
Shares redeemed	(215,552)	(546,463)
Net Increase (Decrease) in Shares Outstanding	(58,545)	(276,958)
Service Shares
Shares sold	15,153	24,886
Shares issued for distributions reinvested	2,225	2,359
Shares redeemed	(23,780)	(49,957)
Net Increase (Decrease) in Shares Outstanding	(6,402)	(22,712)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Initial Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	43.56	41.93	39.39	57.77	49.66	41.78
Investment Operations:
Net investment income (loss)(a)	.12	.28	.29	.14	(.06 )	.06
Net realized and unrealized gain (loss) on investments	.99	1.64	3.27	(8.22)	8.23	8.07
Total from Investment Operations	1.11	1.92	3.56	(8.08)	8.17	8.13
Distributions:
Dividends from net investment income	(.29 )	(.29 )	(.13 )	-	(.06 )	(.25 )
Dividends from net realized gain on investments	-	-	(.89 )	(10.30)	-	-
Total Distributions	(.29 )	(.29 )	(1.02)	(10.30)	(.06 )	(.25 )
Net asset value, end of period	44.38	43.56	41.93	39.39	57.77	49.66
Total Return (%)	2.62 (b)	4.62	9.28	(16.62)	16.46	19.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.84 (d)	.84	.82	.82	.82	.85
Ratio of net expenses to average net assets(c)	.74 (d),(e),(f)	.80 (e),(f)	.82 (f)	.82 (f)	.82	.85
Ratio of net investment income (loss) to average net assets(c)	.59 (d),(e),(f)	.67 (e),(f)	.72 (f)	.31 (f)	(.10 )	.16
Portfolio Turnover Rate	27.44 (b)	61.91	33.58	37.56	59.71	68.67
Net Assets, end of period ($ x 1,000)	270,678	268,232	269,793	253,112	316,092	286,250

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Service Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	40.60	39.10	36.79	54.77	47.15	39.65
Investment Operations:
Net investment income (loss)(a)	.07	.17	.17	.02	(.19 )	(.03 )
Net realized and unrealized gain (loss) on investments	.92	1.53	3.06	(7.70)	7.81	7.68
Total from Investment Operations	.99	1.70	3.23	(7.68)	7.62	7.65
Distributions:
Dividends from net investment income	(.19 )	(.20 )	(.03 )	-	-	(.15 )
Dividends from net realized gain on investments	-	-	(.89 )	(10.30)	-	-
Total Distributions	(.19 )	(.20 )	(.92 )	(10.30)	-	(.15 )
Net asset value, end of period	41.40	40.60	39.10	36.79	54.77	47.15
Total Return (%)	2.48 (b)	4.36	9.01	(16.83)	16.16	19.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.09 (d)	1.09	1.07	1.07	1.07	1.10
Ratio of net expenses to average net assets(c)	.99 (d),(e),(f)	1.05 (e),(f)	1.07 (f)	1.07 (f)	1.07	1.10
Ratio of net investment income (loss) to average net assets(c)	.34 (d),(e),(f)	.42 (e),(f)	.47 (f)	.06 (f)	(.36 )	(.09 )
Portfolio Turnover Rate	27.44 (b)	61.91	33.58	37.56	59.71	68.67
Net Assets, end of period ($ x 1,000)	18,502	18,403	18,611	17,349	21,734	19,939

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Opportunistic Small Cap Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	279,443,908	—	—	279,443,908
Exchange-Traded Funds	6,654,316	—	—	6,654,316
Investment Companies	3,048,961	—	—	3,048,961
	289,147,185	—	—	289,147,185

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $3,324 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	43,600,463
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(43,300,637)†
Net amount	299,826

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
At June 30, 2025, the market value of the collateral was 99.3% of the market value of the securities on loan. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan.See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $13,540,291 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2024. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 was as follows: ordinary income $1,931,058. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through May 1, 2026, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the funds average daily net assets. On or after May 1, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $136,493 during the period ended June 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2025, Service shares were charged $21,872 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $425 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $157.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $4,082 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $16,147 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $6,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $172,018, Distribution Plan fees of $3,680, Custodian fees of $1,987, Chief Compliance Officer fees of $4,517, Transfer Agent fees of $147 and Shareholder and regulatory reports service fees of $6,167, which are offset against an expense reimbursement currently in effect in the amount of $22,884.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2025, amounted to $76,681,517 and $74,731,283, respectively.
At June 30, 2025, accumulated net unrealized appreciation on investments was $54,237,622, consisting of $71,652,531 gross unrealized appreciation and $17,414,909 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $28,459.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of small-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted the Sub-Adviser’s efforts to improve performance going forward. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the rate pursuant to the Agreement for both investment advisory and administration services) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and equal to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed to waive receipt of a portion of its management fee in an amount of .10% of the value of the fund’s average daily assets until May 1, 2026.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser or its affiliates for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board agreed to closely monitor the fund’s performance and the Sub-Adviser’s efforts to improve performance, and determined to approve renewal of the Agreements through September 30, 2025.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements through September 30, 2025.

© 2025 BNY Mellon Securities Corporation
Code-0121NCSRSA0625

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Variable Investment Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 11, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 8, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)